Consolidated Statements of Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Common stock offering cost	$ 821	$ 1,536